Accumulated Other Comprehensive Loss (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant amounts reclassified out of each component of AOCI
Earnings before income tax expense	$ 1,239				$ 1,006					$ 5,725	$ 3,668	$ 4,836
Tax expense	(271)				(123)					(450)	(235)	(658)
Net earnings	968	1,540	1,585	1,267	883	1,157	13	1,540	723	5,275	3,433	4,178
Amount reclassified from accumulated other comprehensive loss
Significant amounts reclassified out of each component of AOCI
Net earnings	19
Pension and post-employment benefits | Amount reclassified from accumulated other comprehensive loss
Significant amounts reclassified out of each component of AOCI
Prior-service costs	1
Actuarial losses	27
Earnings before income tax expense	28
Tax expense	$ (9)